General Information and Reorganization Transactions	12 Months Ended
Dec. 31, 2025
General Information and Reorganization Transactions [Abstract]
General Information and Reorganization Transactions

1. General Information and Reorganization Transactions

WF Holding Limited (“WF Holding”) was incorporated as a Cayman Islands exempted company on March 7, 2023. Its wholly owned subsidiary Win-Fung Fibreglass Sdn. Bhd (“Win-Fung”) was incorporated in Malaysia on March 28, 1984.

Upon incorporation on March 7, 2023, the Company issued 1 ordinary share to its registered agent, which was later transferred to Chee Hoong Lew in anticipation of the Reorganization (as defined below).

On June 21, 2023, WF Holding and Win-Fung completed a corporate reorganization pursuant to a share sale and purchase agreement that WF Holding entered into with Win-Fung and its shareholders on May 23, 2023 (the “Reorganization”). Pursuant to the Reorganization, WF Holding acquired all of the issued and outstanding equity interests of Win-Fung in exchange for which it issued 4,590,003 ordinary shares to the shareholders of Win-Fung. As a result of the Reorganization, Win-Fung became the wholly-owned subsidiary and the shareholders of Win-Fung became WF Holding’s shareholders.

Win-Fung is a manufacturer of fiberglass reinforced plastic products based in Malaysia. Its products range from tanks, pipes, ducts, gratings and other custom-made fiberglass reinforced plastic products and are sold to various industries, including, among others, chemical processing, water and wastewater treatment, and power generation.

Reorganization

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder, Chee Hoong Lew, controlled WF Holding and Win-Fung before and after the Reorganization in accordance with ASC805-50-45-5. The consolidation of WF Holding and Win-Fung has been accounted for at historical cost and prepared on the basis as if the aforementioned transaction had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transaction.

Share Splits and Share Surrender

On September 5, 2024, WF Holding effected a 1-for-2 forward split of its ordinary shares by way of a share subdivision of the issued and unissued ordinary shares, with each issued and unissued ordinary share subdivided into two (2) shares. As a result of this share subdivision, the maximum number of shares which WF Holding is authorized to issue changed from 500,000,000 ordinary shares with a par value of $0.0001 to 1,000,000,000 ordinary shares with a par value of $0.00005. Immediately after the share subdivision, shareholders also surrendered an aggregate of 510,000 ordinary shares to WF Holding for cancellation. After the share subdivision and share surrender, WF Holding had 4,590,004 ordinary shares issued and outstanding.

On April 13, 2026, WF Holding effected a 1-for-5 reverse share split of its ordinary shares by way of a share consolidation of its issued and unissued ordinary shares, with each issued and unissued ordinary share consolidated into five (5) shares. As a result of this share consolidation, the maximum number of shares which WF Holding is authorized to issue changed from 1,000,000,000 ordinary shares with a par value of $0.00005 to 200,000,000 ordinary shares with a par value of $0.00025. After the share consolidation, WF Holding had 5,038,018 ordinary shares issued and outstanding.

All share and per share data throughout these consolidated financial statements have been retroactively adjusted to reflect the foregoing share splits and share surrender.

Acquisitions

On February 25, 2025, WF Holding incorporated WF Venture Ltd. (“WF Venture”) as a wholly owned subsidiary in the British Virgin Islands as part of its strategy to expand its investment and operating activities. During the year ended December 31, 2025, WF Venture completed a series of acquisitions and investments to establish and expand its business operations in Hong Kong SAR and Malaysia.

On May 15, 2025, WF Venture completed the acquisition of 100% of the issued and outstanding equity interests of Global Key Investment Limited (“GKI”), a private company incorporated in Hong Kong SAR, China. Through this acquisition, WF Venture indirectly acquired approximately 35% of the equity interests in Carlico International Group Holdings Limited (“Carlico”), a private company incorporated in Hong Kong SAR, China that is principally engaged in investment holding and the importation and distribution of bottled grape wine.

On July 5, 2025, WF Venture acquired a 70% equity interest in The Rise Bar & Cafe Sdn. Bhd. (“RBSB”), a private company incorporated in Malaysia and principally engaged in the cafe business.

On July 8, 2025, WF Venture acquired a 35% equity interest in Restoran Gardenz Sdn. Bhd. (“RGSB”), a private company incorporated in Malaysia and principally engaged in the food and beverage business.

These transactions are described in further detail in Note 3 (Business Combinations and Asset Acquisitions) and Note 4 (Investment in Equity Investees).